LEASES - Lease Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Operating and short-term lease expense	¥ 48,131	¥ 58,723
Finance lease expense	¥ 600	¥ 600